Income Taxes (Income Tax Expense ) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Disclosure Of Income Tax [Line Items]
Statutory Federal tax rate	(35.00%)	(35.00%)
Statutory rate change and other	3.30%	(0.30%)
U.S. state taxes, net of federal benefit	(5.30%)	(5.30%)
Nondeductible meals & entertainment expense	(0.10%)	1.00%
Effective tax rate	(37.10%)	(39.60%)